Mineral Claims (Details Narrative) (10K)	Jan. 31, 2017 a
Tombstone Region of Arizona [Member]
Mineral interest rate	100.00%
Mineral exploration area	1,886.88
Colorado Plateau Province of Northern Arizona [Member]
Mineral interest rate	100.00%